Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Trade payables	$ 10,509	$ 15,941
Other payables	6,370	5,186
Total trade and other payables	$ 16,879	$ 21,127